Commitments and Contingencies - Teekay LNG-Marubeni Joint Venture (Detail) - Settled Litigation [Member] - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Jun. 30, 2016	Sep. 30, 2016
Equity Income [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount		$ 20.3
Teekay LNG-Marubeni Joint Venture [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount	$ 39.0